Consolidated statement of profit or loss	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Consolidated statements of profit or loss
10.
The Group presents the consolidated statements of profit or loss by disclosing expenses by function. The consolidated statements of profit or loss disclosing expenses by nature is presented below:
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS

For the year ended March 31,	Notes	2020	2021	2022	2022
		( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Revenue	6	835,446	868,630	1,311,917	17,292
Other operating income**		9,863	13,094	17,981	237
Investment and other income	7	25,714	32,177	19,947	263

Total Income		871,023	913,901	1,349,845	17,792
(Decrease)/increase in inventories of finished goods and work-in-progress		(13,690)	(7,662)	20,340	268
Raw materials and other consumables used*		(549,936)	(524,019)	(801,046)	(10,559)
Employee costs		(26,920)	(28,632)	(28,119)	(371)
Other costs***		(46,185)	(50,941)	(76,161)	(1,004)
Depreciation and amortisation		(100,490)	(81,178)	(91,148)	(1,201)
Impairment reversal/(charge)		(148,022)	—	62,745	827
Exploration Cost written off		—	—	(26,181)	(345)
Asset under construction written off		—	(2,440)	(701)	(9)
Finance and other costs	8	(54,557)	(52,955)	(49,427)	(651)

(Loss)/profit before tax		(68,777)	166,074	360,147	4,747

Income tax credit/(expense)	9	26,677	(19,084)	(103,068)	(1,359)

(Loss)/profit for the year		(42,100)	146,990	257,079	3,388

*	includes power and fuel charges, repairs, royalty, cess, mining and other operating expenses.

**
includes export incentive and duty drawback amounting to
₹
 4,327 million and
₹
 3,162 million and
₹
 5,182 million ($ 68 million) for
the
 year
s
ended March 31, 2020, March 31, 2021 and March 31, 2022
,
respectively.

***
includes rent amounting to
₹
415 million,
₹
474 million and
₹
380 million for the years ended March 31, 2020, March 31, 2021 and March 31, 2022, respectively representing expense on short term/ low value leases.